Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	COHEN & STEERS GLOBAL REALTY SHARES, INC
Central Index Key	0001033969
Amendment Flag	false
Document Creation Date	Jun 21, 2013
Document Effective Date	Jun 21, 2013
Prospectus Date	May 1, 2013

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class B (CSFBX) and Class C (CSFCX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses and Prospectuses dated May 1, 2013

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective July 1, 2013 through June 30, 2015, whereby Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for Class A shares and 2.05% for Class B and Class C shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the "Fund Fees and Expenses – Total Annual Fund Operating Expenses" sections of the Summary Prospectuses and Prospectuses are hereby supplemented in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the Prospectus) and "Reducing the Initial Sales Load on Class A Shares" in the Fund's statement of additional information (the SAI).

	Class A	Class B(1)	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%(2)	1%(2)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses	0.26%	0.26%	0.26%
Service Fee	0.10%	0.25%	0.25%

Total Annual Fund Operating Expenses(3)	1.51%	2.16%	2.16%
Fee Waiver/Expense Reimbursement(3)	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(3)	1.40%	2.05%	2.05%

(1)	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.

(2)	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.

(3)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for the Class A shares and 2.05% for the Class B and Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$586	$873	$1,181	$2,054
Class B shares
Assuming redemption at the end of the period	208	643	1,103	2,379
Assuming no redemption at the end of the period	708	943	1,303	2,379
Class C shares
Assuming redemption at the end of the period	208	643	1,103	2,379
Assuming no redemption at the end of the period	308	643	1,103	2,379

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class I (CSSPX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses and Prospectuses dated May 1, 2013

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective July 1, 2013 through June 30, 2015, whereby Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.05% for Class I shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the "Fund Fees and Expenses – Total Annual Fund Operating Expenses" sections of the Summary Prospectuses and Prospectuses are hereby supplemented in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%
Other Expenses	0.26%
Service Fee	0.04%

Total Annual Fund Operating Expenses(1)	1.20%
Fee Waiver/Expense Reimbursement(1)	(0.15)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement) (1)	1.05%

(1)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed, through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding acquired fund fees and expenses; and extraordinary expenses) at 1.05% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimbursement expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$108	$336	$582	$1,288

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	csgrsi_SupplementTextBlock

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class B (CSFBX) and Class C (CSFCX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses and Prospectuses dated May 1, 2013

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective July 1, 2013 through June 30, 2015, whereby Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for Class A shares and 2.05% for Class B and Class C shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the "Fund Fees and Expenses – Total Annual Fund Operating Expenses" sections of the Summary Prospectuses and Prospectuses are hereby supplemented in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the Prospectus) and "Reducing the Initial Sales Load on Class A Shares" in the Fund's statement of additional information (the SAI).

	Class A	Class B(1)	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%(2)	1%(2)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses	0.26%	0.26%	0.26%
Service Fee	0.10%	0.25%	0.25%

Total Annual Fund Operating Expenses(3)	1.51%	2.16%	2.16%
Fee Waiver/Expense Reimbursement(3)	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(3)	1.40%	2.05%	2.05%

(1)	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.

(2)	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.

(3)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for the Class A shares and 2.05% for the Class B and Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$586	$873	$1,181	$2,054
Class B shares
Assuming redemption at the end of the period	208	643	1,103	2,379
Assuming no redemption at the end of the period	708	943	1,303	2,379
Class C shares
Assuming redemption at the end of the period	208	643	1,103	2,379
Assuming no redemption at the end of the period	308	643	1,103	2,379

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class I (CSSPX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses and Prospectuses dated May 1, 2013

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective July 1, 2013 through June 30, 2015, whereby Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.05% for Class I shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the "Fund Fees and Expenses – Total Annual Fund Operating Expenses" sections of the Summary Prospectuses and Prospectuses are hereby supplemented in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%
Other Expenses	0.26%
Service Fee	0.04%

Total Annual Fund Operating Expenses(1)	1.20%
Fee Waiver/Expense Reimbursement(1)	(0.15)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement) (1)	1.05%

(1)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed, through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding acquired fund fees and expenses; and extraordinary expenses) at 1.05% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimbursement expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$108	$336	$582	$1,288

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Class A, B & C | Cohen & Steers Global Realty Shares, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csgrsi_SupplementTextBlock

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class B (CSFBX) and Class C (CSFCX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses and Prospectuses dated May 1, 2013

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective July 1, 2013 through June 30, 2015, whereby Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for Class A shares and 2.05% for Class B and Class C shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the "Fund Fees and Expenses – Total Annual Fund Operating Expenses" sections of the Summary Prospectuses and Prospectuses are hereby supplemented in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the Prospectus) and "Reducing the Initial Sales Load on Class A Shares" in the Fund's statement of additional information (the SAI).

	Class A	Class B(1)	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%(2)	1%(2)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses	0.26%	0.26%	0.26%
Service Fee	0.10%	0.25%	0.25%

Total Annual Fund Operating Expenses(3)	1.51%	2.16%	2.16%
Fee Waiver/Expense Reimbursement(3)	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(3)	1.40%	2.05%	2.05%

(1)	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.

(2)	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.

(3)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for the Class A shares and 2.05% for the Class B and Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$586	$873	$1,181	$2,054
Class B shares
Assuming redemption at the end of the period	208	643	1,103	2,379
Assuming no redemption at the end of the period	708	943	1,303	2,379
Class C shares
Assuming redemption at the end of the period	208	643	1,103	2,379
Assuming no redemption at the end of the period	308	643	1,103	2,379

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the Prospectus) and "Reducing the Initial Sales Load on Class A Shares" in the Fund's statement of additional information (the SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	586
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	2,054
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2],[3]
Management Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1],[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	2.05%	[1],[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years.
1 Year	rr_ExpenseExampleYear01	208
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	708
3 Years	rr_ExpenseExampleNoRedemptionYear03	943
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,303
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Class A, B & C | Cohen & Steers Global Realty Shares, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	2.05%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
1 Year	rr_ExpenseExampleYear01	208
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	308
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Class I | Cohen & Steers Global Realty Shares, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csgrsi_SupplementTextBlock

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class I (CSSPX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses and Prospectuses dated May 1, 2013

Fee Limitation Agreement

The Board of Directors of the Fund has approved a fee waiver/expense reimbursement agreement, effective July 1, 2013 through June 30, 2015, whereby Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.05% for Class I shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the "Fund Fees and Expenses – Total Annual Fund Operating Expenses" sections of the Summary Prospectuses and Prospectuses are hereby supplemented in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%
Other Expenses	0.26%
Service Fee	0.04%

Total Annual Fund Operating Expenses(1)	1.20%
Fee Waiver/Expense Reimbursement(1)	(0.15)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement) (1)	1.05%

(1)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed, through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding acquired fund fees and expenses; and extraordinary expenses) at 1.05% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimbursement expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$108	$336	$582	$1,288

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimbursement expenses after June 30, 2015 (through June 30, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class I | Cohen & Steers Global Realty Shares, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.05%	[4]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	1,288

[1]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares; acquired fund fees and expenses; and extraordinary expenses) at 1.40% for the Class A shares and 2.05% for the Class B and Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[2]	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Class B shares are automatically converted to Class A shares at the end of the month which precedes the 8th anniversary of your purchase date.
[3]	For Class B shares, the maximum deferred sales charge is 5% for the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none after six years. For Class C shares, the maximum deferred sales charge does not apply after one year.
[4]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed, through June 30, 2015, to waive its fee or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding acquired fund fees and expenses; and extraordinary expenses) at 1.05% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 21, 2013